Expense Example, No Redemption - AMERICAN HIGH INCOME TRUST	Sep. 30, 2024 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 148
Expense Example, No Redemption, 3 Years	459
Expense Example, No Redemption, 5 Years	792
Expense Example, No Redemption, 10 Years	1,537
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	474
Expense Example, No Redemption, 5 Years	818
Expense Example, No Redemption, 10 Years	$ 1,307